Leases - Lease Liability (Details) $ in Millions	Dec. 31, 2019 USD ($)
Present value of lease liabilities
Lease liabilities	$ 675
Due within one year
Present value of lease liabilities
Lease liabilities	188
Later than one year and not later than five years
Present value of lease liabilities
Lease liabilities	368
Later than five years
Present value of lease liabilities
Lease liabilities	$ 119